Columbia Management Group [LOGO]
A FleetBoston Financial Company
Legal Department
One Financial Center
Boston, MA 02111
March 4, 2004

VIA EDGAR

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:     Columbia Funds Trust III (Trust)
        Columbia Contrarian Income Fund
        Columbia Global Equity Fund
        File Nos. 811-881 & 2-15184

Ladies and Gentlemen:

Pursuant to the requirements of Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information dated March 1, 2004 for each Fund do not differ from those contained in Post-Effective Amendment No. 133 (Amendment) to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on March 1, 2004 (Accession Number 0000021847-04-000054).

Each Fund's Prospectuses and Statements of Additional Information dated March 1, 2004, are now being used in connection with the public offering and sale of shares of each Fund.

Each Fund is a separate portfolio of the Trust.


Very truly yours,

Columbia Funds Trust III



/s/ Laurie Russell
Assistant Secretary